UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

ABBSS-Global Blend Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—101.3%
The AllianceBernstein Pooling Portfolios—Equity—101.3%
Global Research Growth Portfolio	609,416	$6,630,441
Global Value Portfolio	638,036	6,616,433

Total Investments—101.3% (cost $12,610,406)		13,246,874
Other assets less liabilities—(1.3)%		(167,468)

Net Assets—100.0%		$13,079,406

ABBSS-U.S. Large Cap Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.3%
The AllianceBernstein Pooling Portfolios—Equity—100.3%
U.S. Large Cap Growth Portfolio	4,684,917	$57,390,238
U.S. Value Portfolio	5,407,936	56,729,246

Total Investments—100.3% (cost $91,583,418)		114,119,484
Other assets less liabilities—(0.3)%		(394,090)

Net Assets—100.0%		$113,725,394

AllianceBernstein 2000 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.1%
The AllianceBernstein Pooling Portfolios—Fixed Income—51.4%
High Yield Portfolio	61,516	$583,786
Inflation Protected Securities Portfolio	243,705	2,568,655
Intermediate Duration Bond Portfolio	318,690	3,132,723
Short Duration Bond Portfolio	268,045	2,549,104

		8,834,268

The AllianceBernstein Pooling Portfolios—Equity—48.7%
Global Real Estate Investment Portfolio	154,036	1,720,580
International Growth Portfolio	72,902	993,654
International Value Portfolio	76,388	992,284
Small-Mid Cap Growth Portfolio	30,008	397,311
Small-Mid Cap Value Portfolio	32,966	395,918
U.S. Large Cap Growth Portfolio	159,841	1,958,050
U.S. Value Portfolio	183,719	1,927,217

		8,385,014

Total Investments—100.1% (cost $17,871,513)		17,219,282
Other assets less liabilities—(0.1)%		(25,624)

Net Assets—100.0%		$17,193,658

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 1.96%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2005 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.2%
The AllianceBernstein Pooling Portfolios—Equity—58.7%
Global Real Estate Investment Portfolio	370,380	$4,137,148
International Growth Portfolio	222,323	3,030,256
International Value Portfolio	234,380	3,044,597
Small-Mid Cap Growth Portfolio	100,249	1,327,303
Small-Mid Cap Value Portfolio	108,750	1,306,084
U.S. Large Cap Growth Portfolio	479,130	5,869,336
U.S. Value Portfolio	548,804	5,756,950

		24,471,674

The AllianceBernstein Pooling Portfolios—Fixed Income—41.5%
High Yield Portfolio	253,182	2,402,695
Inflation Protected Securities Portfolio	577,799	6,089,998
Intermediate Duration Bond Portfolio	648,683	6,376,558
Short Duration Bond Portfolio	258,689	2,460,133

		17,329,384

Total Investments—100.2% (cost $43,253,601)		41,801,058
Other assets less liabilities—(0.2)%		(87,736)

Net Assets—100.0%		$41,713,322

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 1.11%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2010 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.9%
The AllianceBernstein Pooling Portfolios—Equity—67.5%
Global Real Estate Investment Portfolio	1,639,450	$18,312,653
International Growth Portfolio	1,146,915	15,632,456
International Value Portfolio	1,212,797	15,754,237
Small-Mid Cap Growth Portfolio	578,553	7,660,047
Small-Mid Cap Value Portfolio	627,564	7,537,046
U.S. Large Cap Growth Portfolio	2,440,297	29,893,642
U.S. Value Portfolio	2,805,724	29,432,040

		124,222,121

The AllianceBernstein Pooling Portfolios—Fixed Income—32.4%
High Yield Portfolio	1,358,838	12,895,375
Inflation Protected Securities Portfolio	2,127,270	22,421,428
Intermediate Duration Bond Portfolio	2,475,765	24,336,766

		59,653,569

Total Investments—99.9% (cost $191,409,836)		183,875,690
Other assets less liabilities—0.1%		263,832

Net Assets—100.0%		$184,139,522

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.32%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2015 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Equity—74.6%
Global Real Estate Investment Portfolio	2,527,891	$28,236,541
International Growth Portfolio	1,974,651	26,914,487
International Value Portfolio	2,088,911	27,134,949
Small-Mid Cap Growth Portfolio	1,086,702	14,387,931
Small-Mid Cap Value Portfolio	1,180,634	14,179,410
U.S. Large Cap Growth Portfolio	4,083,639	50,024,578
U.S. Value Portfolio	4,693,424	49,234,016

		210,111,912

The AllianceBernstein Pooling Portfolios—Fixed Income—25.4%
High Yield Portfolio	2,066,710	19,613,080
Inflation Protected Securities Portfolio	1,920,574	20,242,847
Intermediate Duration Bond Portfolio	3,213,603	31,589,717

		71,445,644

Total Investments—100.0% (cost $293,039,872)		281,557,556
Other assets less liabilities—0.0%		140,338

Net Assets—100.0%		$281,697,894

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.27%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2020 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Equity—81.5%
Global Real Estate Investment Portfolio	3,053,196	$34,104,196
International Growth Portfolio	2,694,543	36,726,627
International Value Portfolio	2,849,343	37,012,962
Small-Mid Cap Growth Portfolio	1,474,149	19,517,734
Small-Mid Cap Value Portfolio	1,621,393	19,472,926
U.S. Large Cap Growth Portfolio	5,402,556	66,181,313
U.S. Value Portfolio	6,247,545	65,536,746

		278,552,504

The AllianceBernstein Pooling Portfolios—Fixed Income—18.5%
High Yield Portfolio	2,513,680	23,854,819
Inflation Protected Securities Portfolio	840,213	8,855,848
Intermediate Duration Bond Portfolio	3,096,630	30,439,877

		63,150,544

Total Investments—100.0% (cost $359,729,979)		341,703,048
Other assets less liabilities—0.0%		146,151

Net Assets—100.0%		$341,849,199

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.21%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2025 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.9%
The AllianceBernstein Pooling Portfolios—Equity—87.4%
Global Real Estate Investment Portfolio	2,215,032	$24,741,913
International Growth Portfolio	2,390,347	32,580,424
International Value Portfolio	2,527,630	32,833,919
Small-Mid Cap Growth Portfolio	1,317,518	17,443,933
Small-Mid Cap Value Portfolio	1,449,111	17,403,818
U.S. Large Cap Growth Portfolio	4,802,218	58,827,166
U.S. Value Portfolio	5,572,070	58,451,009

		242,282,182

The AllianceBernstein Pooling Portfolios—Fixed Income—12.5%
High Yield Portfolio	1,834,193	17,406,492
Intermediate Duration Bond Portfolio	1,767,052	17,370,120

		34,776,612

Total Investments—99.9% (cost $290,856,652)		277,058,794
Other assets less liabilities—0.1%		227,732

Net Assets—100.0%		$277,286,526

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.15%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2030 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.8%
The AllianceBernstein Pooling Portfolios—Equity—91.6%
Global Real Estate Investment Portfolio	1,221,219	$13,641,019
International Growth Portfolio	2,049,482	27,934,442
International Value Portfolio	2,167,074	28,150,291
Small-Mid Cap Growth Portfolio	1,162,783	15,395,252
Small-Mid Cap Value Portfolio	1,271,612	15,272,058
U.S. Large Cap Growth Portfolio	4,118,259	50,448,669
U.S. Value Portfolio	4,743,192	49,756,082

		200,597,813

The AllianceBernstein Pooling Portfolios—Fixed Income—8.2%
High Yield Portfolio	745,366	7,073,526
Intermediate Duration Bond Portfolio	1,106,667	10,878,537

		17,952,063

Total Investments—99.8% (cost $229,461,837)		218,549,876
Other assets less liabilities—0.2%		453,931

Net Assets—100.0%		$219,003,807

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2035 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.7%
The AllianceBernstein Pooling Portfolios—Equity—94.7%
Global Real Estate Investment Portfolio	641,528	$7,165,864
International Growth Portfolio	1,428,195	19,466,299
International Value Portfolio	1,510,112	19,616,353
Small-Mid Cap Growth Portfolio	827,168	10,951,702
Small-Mid Cap Value Portfolio	900,541	10,815,501
U.S. Large Cap Growth Portfolio	2,869,761	35,154,567
U.S. Value Portfolio	3,298,042	34,596,461

		137,766,747

The AllianceBernstein Pooling Portfolios—Fixed Income—5.0%
Intermediate Duration Bond Portfolio	734,882	7,223,894

Total Investments—99.7% (cost $151,111,681)		144,990,641
Other assets less liabilities—0.3%		460,487

Net Assets—100.0%		$145,451,128

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2040 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—99.9%
The AllianceBernstein Pooling Portfolios—Equity—94.9%
Global Real Estate Investment Portfolio	480,197	$5,363,798
International Growth Portfolio	1,070,588	14,592,112
International Value Portfolio	1,132,022	14,704,962
Small-Mid Cap Growth Portfolio	624,600	8,269,703
Small-Mid Cap Value Portfolio	682,217	8,193,431
U.S. Large Cap Growth Portfolio	2,156,213	26,413,612
U.S. Value Portfolio	2,479,941	26,014,583

		103,552,201

The AllianceBernstein Pooling Portfolios—Fixed Income—5.0%
Intermediate Duration Bond Portfolio	553,712	5,442,993

Total Investments—99.9% (cost $114,261,247)		108,995,194
Other assets less liabilities—0.1%		100,205

Net Assets—100.0%		$109,095,399

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2045 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—100.0%
The AllianceBernstein Pooling Portfolios—Equity—95.1%
Global Real Estate Investment Portfolio	286,353	$3,198,565
International Growth Portfolio	631,991	8,614,043
International Value Portfolio	668,267	8,680,788
Small-Mid Cap Growth Portfolio	368,955	4,884,961
Small-Mid Cap Value Portfolio	404,012	4,852,185
U.S. Large Cap Growth Portfolio	1,270,952	15,569,156
U.S. Value Portfolio	1,465,803	15,376,278

		61,175,976

The AllianceBernstein Pooling Portfolios—Fixed Income—4.9%
Intermediate Duration Bond Portfolio	324,779	3,192,576

Total Investments—100.0% (cost $66,761,054)		64,368,552
Other assets less liabilities—0.0%		(25,080)

Net Assets—100.0%		$64,343,472

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2050 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—97.1%
The AllianceBernstein Pooling Portfolios—Equity—92.2%
Global Real Estate Investment Portfolio	6,143	$68,617
International Growth Portfolio	13,602	185,400
International Value Portfolio	14,382	186,824
Small-Mid Cap Growth Portfolio	7,803	103,315
Small-Mid Cap Value Portfolio	8,598	103,268
U.S. Large Cap Growth Portfolio	27,040	331,246
U.S. Value Portfolio	31,368	329,050

		1,307,720

The AllianceBernstein Pooling Portfolios—Fixed Income—4.9%
Intermediate Duration Bond Portfolio	7,001	68,824

Total Investments—97.1% (cost $1,323,488)		1,376,544
Other assets less liabilities—2.9%		41,059

Net Assets—100.0%		$1,417,603

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

AllianceBernstein 2055 Retirement Strategy

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS—97.6%
The AllianceBernstein Pooling Portfolios—Equity—92.8%
Global Real Estate Investment Portfolio	2,956	$33,016
International Growth Portfolio	6,468	88,162
International Value Portfolio	6,840	88,846
Small-Mid Cap Growth Portfolio	3,808	50,418
Small-Mid Cap Value Portfolio	4,169	50,065
U.S. Large Cap Growth Portfolio	13,140	160,960
U.S. Value Portfolio	15,078	158,170

		629,637

The AllianceBernstein Pooling Portfolios—Fixed Income—4.8%
Intermediate Duration Bond Portfolio	3,294	32,379

Total Investments—97.6% (cost $635,414)		662,016
Other assets less liabilities—2.4%		16,295

Net Assets—100.0%		$678,311

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 0.12%. These investments are valued in accordance with the fund’s Valuation Policies.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: July 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: July 23, 2008